CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 46,575	$ 27,555	$ 28,102
General and administrative	46,377	7,984	7,884
Sales and marketing	3,956	1,152	634
Total operating expenses	96,908	36,691	36,620
Loss from operations	(96,908)	(36,691)	(36,620)
Interest expense	(5)	(9)	0
Dividend income	2,549	97	823
Change in fair value of warrant liabilities	4,379	0	0
Other (expense) income, net	(5,004)	(10)	5
Loss before provision for income taxes	(94,989)	(36,613)	(35,792)
Provision for income taxes	0	0	0
Net loss	(94,989)	(36,613)	(35,792)
Comprehensive loss	$ (94,989)	$ (36,613)	$ (35,792)
Net loss per common share attributable to common stockholders, basic (in dollars per share)	$ (1.19)	$ (6.84)	$ (6.95)
Net loss per common share attributable to common stockholders, diluted (in dollars per share)	$ (1.19)	$ (6.84)	$ (6.95)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic (in shares)	79,578,540	5,355,463	5,146,977
Weighted-average shares used to compute net loss per share attributable to common stockholders, diluted (in shares)	79,578,540	5,355,463	5,146,977